UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Semiannual report	Delaware Enhanced Global Dividend and Income Fund

May 31, 2013

The figures in the semiannual report for Delaware Enhanced Global Dividend and Income Fund represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

Security type/sector and country allocations	1

Statement of net assets	3

Statement of operations	17

Statements of changes in net assets	18

Statement of cash flows	19

Financial highlights	20

Notes to financial statements	21

Other Fund information	30

About the organization	33

Unless otherwise noted, views expressed herein are current as of May 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Security type/sector and country allocations

Delaware Enhanced Global Dividend and Income Fund
As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	60.98%
Consumer Discretionary	7.71%
Consumer Staples	5.77%
Diversified REITs	0.82%
Energy	5.84%
Financials	6.64%
Healthcare	7.95%
Healthcare REITs	0.27%
Hotel REITs	0.54%
Industrial REITs	1.08%
Industrials	6.15%
Information Technology	5.34%
Mall REITs	0.88%
Manufactured Housing REITs	0.25%
Materials	3.99%
Mixed REITs	0.23%
Mortgage REITs	0.28%
Multifamily REITs	0.47%
Office REITs	0.71%
Real Estate Management & Development	0.02%
Self-Storage REITs	0.18%
Shopping Center REITs	0.92%
Single Tenant REIT	0.18%
Specialty REITs	0.74%
Telecommunications	2.90%
Utilities	1.12%
Convertible Preferred Stock	2.41%
Exchange-Traded Fund	0.23%
Agency Collateralized Mortgage Obligations	0.09%
Agency Mortgage-Backed Securities	0.70%
Commercial Mortgage-Backed Securities	0.11%
Convertible Bonds	13.11%
Automotive	0.68%
Basic Industry	0.35%
Capital Goods	1.45%
Communications	1.70%
Consumer Cyclical	1.65%
Consumer Non-Cyclical	2.27%
Energy	0.61%
Financials	0.78%
Industrials	0.19%
Insurance	0.22%
Real Estate Investment Trust	0.32%
Technology	2.89%
Corporate Bonds	40.20%
Automotive	0.92%
Banking	1.11%
Basic Industry	4.56%
Brokerage	0.03%
Capital Goods	2.84%
Communications	3.54%
Consumer Cyclical	2.84%
Consumer Non-Cyclical	1.53%
Energy	6.97%
Financials	0.83%
Healthcare	2.45%
Industrials	0.02%
Insurance	1.68%
Media	3.20%
Natural Gas	0.13%
Real Estate Investment Trusts	0.08%
Services	4.16%
Technology	2.24%
Transportation	0.04%
Utilities	1.03%
Non-Agency Asset-Backed Security	0.01%
Non-Agency Collateralized Mortgage Obligations	0.11%
Senior Secured Loans	0.74%
Sovereign Bonds	4.14%
U.S. Treasury Obligations	0.46%
Leveraged Non-Recourse Security	0.00%
Limited Partnerships	0.36%
Preferred Stock	0.79%
Short-Term Investments	6.44%
Securities Lending Collateral	7.02%
Total Value of Securities	137.90%
Obligation to Return Securities Lending Collateral	(7.15%)
Borrowing Under Line of Credit	(31.86%)
Receivables and Other Assets Net of Other Liabilities	1.11%
Total Net Assets	100.00%

(continues)       1

Security type/sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

Percentage
*Country	of net assets
Australia	0.76%
Austria	0.41%
Barbados	0.15%
Bermuda	0.53%
Brazil	2.79%
Canada	4.00%
Cayman Islands	0.84%
China/Hong Kong	1.95%
Denmark	0.77%
France	8.49%
Germany	2.80%
Indonesia	0.78%
Ireland	0.96%
Israel	1.06%
Italy	1.02%
Japan	7.27%
Jersey	0.38%
Luxembourg	2.40%
Marshall Island	0.19%
Mexico	0.89%
Multinational	0.08%
Netherlands	1.82%
Norway	0.00%
Panama	0.60%
Poland	0.32%
Republic of Korea	0.38%
Russia	0.64%
Singapore	0.06%
Spain	0.16%
Sweden	1.66%
Switzerland	3.05%
Turkey	0.14%
United Kingdom	5.93%
United States	71.16%
Total	124.44%

* Allocation includes all investments except for short-term investments and securities lending collateral.

The percentage of net assets exceeds 100% because the Fund utilizes a line of credit with The Bank of New York Mellon, as described in Note 5 in “Notes to financial statements.” The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its investment objectives through the use of such techniques.

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund
May 31, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
❖Common Stock – 60.98%
Consumer Discretionary – 7.71%
	Bayerische Motoren Werke	13,931	$1,322,029
	Carnival	43,200	1,429,920
†	DIRECTV Class A	2,250	137,543
	Don Quijote	20,800	937,754
	Genuine Parts	8,900	691,886
	Hyundai Home Shopping Network	5,582	784,124
	Kering	5,219	1,134,124
	L Brands	4,124	206,241
	Mattel	16,100	720,475
	Nitori Holdings	17,554	1,381,872
	Publicis Groupe	22,134	1,583,696
	Techtronic Industries	305,500	783,732
	Toyota Motor	51,505	3,006,995
†	United Rentals	3,729	211,956
	Yue Yuen Industrial Holdings	539,000	1,570,501
			15,902,848
Consumer Staples – 5.77%
	Archer-Daniels-Midland	15,500	499,565
†	Aryzta	49,227	2,824,750
	Carlsberg Class B	16,790	1,594,549
	ConAgra Foods	30,500	1,027,545
	Greggs	38,196	236,326
	Kimberly-Clark	10,500	1,016,715
	Kraft Foods Group	19,500	1,075,035
	Lorillard	24,800	1,052,512
*	Safeway	32,100	738,621
	TESCO	330,677	1,831,148
			11,896,766
Diversified REITs – 0.82%
	Champion REIT	125,000	59,066
	Fibra Uno Administracion	87,563	303,964
	Investors Real Estate Trust	10,260	92,340
	Lexington Realty Trust	52,975	666,955
	Mapletree Logistics Trust	70,996	67,897
*	Nieuwe Steen Investments	89	625
	Orix JREIT	40	43,077
	Stockland	70,059	243,101
	Vornado Realty Trust	2,641	211,148
			1,688,173
Energy – 5.84%
	Chevron	5,700	699,675
	CNOOC	824,000	1,443,413
	ConocoPhillips	11,700	717,678
	Occidental Petroleum	6,100	561,627
	Royal Dutch Shell ADR	15,600	1,073,748
	Saipem	26,977	719,383
	Spectra Energy	23,700	724,509
*	Subsea 7	61,141	1,346,755
	Total	40,273	2,012,980
	Total ADR	21,800	1,086,730
	Transocean	23,100	1,160,313
	Williams	14,400	506,592
			12,053,403
Financials – 6.64%
	Aspen Insurance Holdings	3,522	129,386
*	AXA	101,928	2,057,897
	BB&T	33,700	1,109,404
	Fifth Street Finance	16,638	174,699
	Gallagher (Arthur J.)	24,100	1,052,688
	Home Loan Servicing Solutions	32,995	753,606
	Marsh & McLennan	18,400	736,368
	Mitsubishi UFJ Financial Group	406,128	2,357,909
	Nordea Bank	153,298	1,883,419
	Nordea Bank FDR	38,212	470,163
	Solar Capital	8,309	191,107
	Standard Chartered	59,846	1,385,745
	UniCredit	248,430	1,394,236
			13,696,627
Healthcare – 7.95%
	AbbVie	15,500	661,695
†	Alliance HealthCare Services	1,689	27,379
	AstraZeneca ADR	14,700	753,375
	Baxter International	7,300	513,409
	Bristol-Myers Squibb	19,000	874,190
	Cardinal Health	10,900	511,864
	Johnson & Johnson	10,400	875,472
*	Meda Class A	51,214	658,125
	Merck	29,800	1,391,660
	Novartis	32,073	2,298,055
	Pfizer	40,960	1,115,341
	Sanofi	24,139	2,573,898
	Stada Arzneimittel	44,913	1,964,113
	Teva Pharmaceutical Industries ADR	57,100	2,181,220
			16,399,796
Healthcare REITs – 0.27%
	HCP	1,100	52,118
	Health Care REIT	1,875	127,556
	Ventas	5,342	381,259
			560,933
Hotel REITs – 0.54%
	Ashford Hospitality Trust	61,800	816,378
	DiamondRock Hospitality	17,600	167,376
	LaSalle Hotel Properties	1,200	31,680
	Summit Hotel Properties	9,300	91,791
			1,107,225
Industrial REITs – 1.08%
	DCT Industrial Trust	16,877	124,552
	First Industrial Realty Trust	63,827	1,078,038
	Goodman Group	49,447	241,466
	ProLogis	385	15,516
	STAG Industrial	35,063	771,386
			2,230,958
Industrials – 6.15%
*	Alstom	30,096	1,132,731
†	Delta Air Lines	6	108
	Deutsche Post	68,399	1,723,646
	East Japan Railway	23,261	1,723,176

(continues)       3

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Number of	Value
	Shares	(U.S. $)
❖Common Stock (continued)
Industrials (continued)
† Flextronics International	7,400	$55,204
ITOCHU	156,202	1,936,522
Koninklijke Philips Electronics	53,706	1,520,741
Northrop Grumman	8,900	733,271
Raytheon	16,400	1,092,896
Vinci	32,945	1,689,580
Waste Management	25,900	1,085,987
		12,693,862
Information Technology – 5.34%
Applied Materials	62,300	946,960
* Canon ADR	19,700	675,316
*† CGI Group Class A	105,751	3,238,494
Cisco Systems	37,700	907,816
Intel	53,200	1,291,696
Microsoft	23,600	823,168
Teleperformance	47,893	2,254,206
Xerox	100,000	879,000
		11,016,656
Mall REITs – 0.88%
CBL & Associates Properties	8,968	206,174
General Growth Properties	12,497	256,563
Macerich	389	25,250
Pennsylvania Real Estate
Investment Trust	8,500	169,065
* Rouse Properties	748	15,042
Simon Property Group	6,908	1,149,769
		1,821,863
Manufactured Housing REITs – 0.25%
Equity Lifestyle Properties	2,478	191,227
Sun Communities	6,586	329,103
		520,330
Materials – 3.99%
AuRico Gold	125,665	638,964
Dow Chemical	17,800	613,388
duPont (E.I.) deNemours	11,900	663,901
Lafarge	24,369	1,737,771
Rexam	181,927	1,456,239
Rio Tinto	35,909	1,533,751
Yamana Gold	134,679	1,587,898
		8,231,912
Mixed REITs – 0.23%
Duke Realty	11,447	189,677
* DuPont Fabros Technology	2,500	60,575
Liberty Property Trust	4,797	194,662
PS Business Parks	400	30,524
		475,438
Mortgage REITs – 0.28%
Chimera Investment	17,000	51,850
Starwood Property Trust	20,900	530,233
		582,083
Multifamily REITs – 0.47%
Apartment Investment
& Management	15,728	475,930
BRE Properties	1,000	49,990
Camden Property Trust	5,109	353,798
Equity Residential	1,597	90,310
		970,028
Office REITs – 0.71%
* Alstria Office REIT	33,657	406,966
Commonwealth Property
Office Fund	105,000	110,321
Government Properties
Income Trust	4,752	115,521
Link REIT	33,000	170,196
Mack-Cali Realty	11,500	304,750
Parkway Properties	20,673	355,162
		1,462,916
Real Estate Management & Development – 0.02%
Cyrela Brazil Realty	4,100	32,549
		32,549
Self-Storage REITs – 0.18%
Extra Space Storage	4,555	190,809
Public Storage	1,150	174,570
		365,379
Shopping Center REITs – 0.92%
Agree Realty	9,350	311,635
Charter Hall Retail REIT	71,117	278,931
* Corio	2,685	119,673
Equity One	1,500	34,995
First Capital Realty	2,922	54,524
Kimco Realty	12,857	284,783
Ramco-Gershenson
Properties Trust	19,634	306,487
Regency Centers	900	46,440
Unibail-Rodamco	910	223,570
Westfield Group	16,989	186,579
Westfield Retail Trust	21,112	61,991
		1,909,608
Single Tenant REIT – 0.18%
* National Retail Properties	10,537	377,962
		377,962
Specialty REITs – 0.74%
EPR Properties	8,736	457,941
Gladstone Land	18,590	284,241
GLP J-REIT	304	279,676
Nippon Prologis REIT	50	402,333
Plum Creek Timber	1,520	72,504
Rayonier	450	24,930
		1,521,625
Telecommunications – 2.90%
AT&T	26,600	930,734
=† Century Communications	125,000	0
CenturyLink	5,543	189,293
France Telecom ADR	900	9,090

	Number of		Value
	Shares		(U.S. $)
❖Common Stock (continued)
Telecommunications (continued)
KDDI		33,370	$1,506,054
Mobile TeleSystems ADR		68,000	1,310,360
NTT DOCOMO ADR		51,600	757,488
Verizon Communications		14,100	683,568
Vodafone Group		203,080	588,568
			5,975,155
Utilities – 1.12%
American Water Works		800	31,952
Edison International		11,200	514,528
National Grid		61,244	728,240
* National Grid ADR		11,600	690,896
NorthWestern		3,800	156,408
NRG Energy		7,753	197,857
			2,319,881
Total Common Stock
(cost $108,072,793)			125,813,976

Convertible Preferred Stock – 2.41%
# Chesapeake Energy 144A
5.75% exercise price
$27.83, expiration
date 12/31/49		430	473,000
El Paso Energy Capital
Trust I 4.75% exercise
price $34.49, expiration
date 3/31/28		1,950	115,928
HealthSouth 6.50% exercise
price $30.50, expiration
date 12/31/49		835	1,019,952
Huntington Bancshares 8.50%
exercise price $11.95,
expiration date 12/31/49		510	675,755
MetLife 5.00% exercise
price $44.28, expiration
date 9/4/13		13,000	691,730
PPL 9.50% exercise price
$28.80, expiration
date 7/1/13		11,250	590,288
SandRidge Energy
7.00% exercise price $7.76,
expiration date 12/31/49		3,600	318,825
8.50% exercise price $8.01,
expiration date 12/31/49		2,205	213,069
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49		695	872,225
Total Convertible Preferred Stock
(cost $4,434,574)			4,970,772

Exchange-Traded Fund – 0.23%
*† iPATH S&P 500 VIX Short-Term
Futures ETN		25,000	479,500
Total Exchange-Traded Fund
(cost $1,178,000)			479,500

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 0.09%
Fannie Mae REMICs
Series 2001-50 BA
7.00% 10/25/41	USD	91,130	105,990
Series 2003-122 AJ
4.50% 2/25/28		6,183	6,194
Freddie Mac REMICs
Series 2557 WE
5.00% 1/15/18		42,898	45,714
Series 3131 MC
5.50% 4/15/33		10,164	10,242
Series 3173 PE
6.00% 4/15/35		28,657	29,521
Total Agency Collateralized
Mortgage Obligations
(cost $180,868)			197,661

Agency Mortgage-Backed Securities – 0.70%
• Fannie Mae ARM
2.423% 3/1/38		12,153	12,902
2.428% 4/1/36		36,885	39,522
2.541% 4/1/36		9,461	10,058
2.717% 10/1/36		5,965	6,387
2.81% 11/1/35		9,076	9,697
2.884% 10/1/36		9,802	10,451
Fannie Mae S.F. 15 yr
4.00% 11/1/25		114,976	123,926
5.50% 1/1/23		20,300	22,101
Fannie Mae S.F. 15 yr TBA
2.50% 6/1/28		71,000	72,445
2.50% 7/1/28		40,000	40,727
3.00% 6/1/28		41,000	42,659
3.00% 7/1/28		40,000	41,563
Fannie Mae S.F. 20 yr 5.50% 12/1/29		1,453	1,577
Fannie Mae S.F. 30 yr
3.50% 3/1/43		1,994	2,069
4.00% 11/1/40		2,138	2,255
4.00% 9/1/41		1,473	1,555
4.50% 7/1/36		1,722	1,841
6.50% 6/1/36		16,789	18,979
6.50% 10/1/36		11,976	13,448
6.50% 12/1/37		17,533	19,774
Freddie Mac 6.00% 1/1/17		3,939	4,014
• Freddie Mac ARM
2.76% 7/1/36		8,134	8,713
5.775% 10/1/36		13,939	14,882

(continues)       5

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18	USD	7,484	$7,925
	5.00% 12/1/22		34,742	37,299
	Freddie Mac S.F. 30 yr
	5.00% 1/1/34		345,014	371,316
	7.00% 11/1/33		29,503	34,459
	9.00% 9/1/30		44,122	48,547
	GNMA I S.F. 30 yr
	7.50% 12/15/23		60,630	76,671
	7.50% 1/15/32		51,231	61,732
	9.50% 9/15/17		35,562	39,524
	12.00% 5/15/15		14,784	15,713
	GNMA II S.F. 30 yr
	6.00% 11/20/28		56,648	62,887
	6.50% 2/20/30		141,170	157,939
Total Agency Mortgage-Backed
	Securities (cost $1,328,071)			1,435,557

Commercial Mortgage-Backed Securities – 0.11%
•	Bear Stearns Commercial
	Mortgage Securities Series
	2006-PW12 A4
	5.716% 9/11/38		25,000	27,844
•t	COMM Mortgage Trust
	Certificates Series 2005-C6
	A5A 5.116% 6/10/44		10,000	10,780
	GS Mortgage Securities II
	•Series 2004-GG2 A6
	5.396% 8/10/38		60,000	61,961
	Series 2005-GG4 A4A
	4.751% 7/10/39		30,000	31,669
	•Series 2006-GG6 A4
	5.553% 4/10/38		10,000	10,994
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42		35,000	37,500
•	Morgan Stanley Capital I
	Trust Series 2007-T27 A4
	5.647% 6/11/42		25,000	28,742
	WF-RBS Commercial Mortgage
	Trust Series 2013-C11 A5
	3.071% 3/15/45		10,000	9,927
Total Commercial Mortgage-
	Backed Securities
	(cost $183,476)			219,417

Convertible Bonds – 13.11%
Automotive – 0.68%
ϕ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/12/27		1,493,000	1,398,753
				1,398,753
Basic Industry – 0.35%
*	Peabody Energy 4.75%
	exercise price $57.95,
	expiration date 12/15/41		391,000	338,459
	Steel Dynamics 5.125%
	exercise price $17.25,
	expiration date 6/15/14		341,000	377,232
				715,691
Capital Goods – 1.45%
	L-3 Communications
	Holdings 3.00%
	exercise price $90.24,
	expiration date 8/1/35		769,000	790,148
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		1,245,000	1,277,681
	Titan Machinery 3.75%
	exercise price $43.17,
	expiration date 4/30/19		947,000	929,244
				2,997,073
Communications – 1.70%
#	Alaska Communications
	Systems Group
	144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		597,000	477,227
#	Blucora 144A 4.25%
	exercise price $21.66,
	expiration date 3/29/19		317,000	358,804
#	Clearwire Communications
	144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40		568,000	632,965
	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/10/14		826,000	843,553
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		497,000	515,016
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14		274,000	684,315
				3,511,880
Consumer Cyclical – 1.65%
	Iconix Brand Group 2.50%
	exercise price $30.75,
	expiration date 5/31/16		634,000	742,573
	International Game
	Technology 3.25%
	exercise price $19.93,
	expiration date 5/1/14		493,000	540,143

		Principal		Value
		Amount°		(U.S. $)
	Convertible Bonds (continued)
	Consumer Cyclical (continued)
	Live Nation Entertainment
	2.875% exercise price
	$27.14, expiration
	date 7/14/27	USD	1,232,000	$1,242,780
	MGM Resorts International
	4.25% exercise price
	$18.58, expiration
	date 4/10/15		768,000	875,040
				3,400,536
	Consumer Non-Cyclical – 2.27%
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		705,000	708,525
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		586,000	440,965
*Φ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		597,000	617,895
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		297,000	318,718
	LifePoint Hospitals 3.50%
	exercise price $51.79,
	expiration date 5/14/14		870,000	958,631
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/15/15		188,000	438,275
	NuVasive 2.75%
	exercise price $42.13,
	expiration date 6/30/17		1,077,000	1,058,825
#	Opko Health 144A 3.00%
	exercise price $7.07,
	expiration date 1/28/33		143,000	139,336
				4,681,170
	Energy – 0.61%
*	Chesapeake Energy 2.50%
	exercise price $50.90,
	expiration date 5/15/37		349,000	350,527
	Helix Energy Solutions
	Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		697,000	903,486
				1,254,013
	Financials – 0.78%
	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16		561,000	618,503
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16		365,000	379,600
	PHH 4.00%
	exercise price $25.81,
	expiration date 8/27/14		573,000	620,272
				1,618,375
	Industrials – 0.19%
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		310,000	385,563
				385,563
	Insurance – 0.22%
#	WellPoint 144A 2.75%
	exercise price $75.47,
	expiration date 10/15/42		374,000	458,618
				458,618
Real Estate Investment Trust – 0.32%
#	Lexington Realty Trust 144A
	6.00% exercise price $6.93,
	expiration date 1/11/30		358,000	665,209
				665,209
	Technology – 2.89%
	Advanced Micro Devices
	6.00% exercise price $28.08,
	expiration date 4/30/15		898,000	926,062
	#144A 6.00% exercise price
	$28.08, expiration date
	4/30/15		31,000	31,969
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18		535,000	636,316
	Intel 3.25%
	exercise price $21.94,
	expiration date 8/1/39		501,000	654,747
	Linear Technology 3.00%
	exercise price $41.46,
	expiration date 4/30/27		541,000	576,503
	Nuance Communications 2.75%
	exercise price $32.30,
	expiration date 11/1/31		766,000	797,597
	SanDisk 1.50% exercise price
	$52.37, expiration date 8/11/17		529,000	704,562
	TIBCO Software 2.25%
	exercise price $50.57,
	expiration date 4/30/32		1,004,000	993,332
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		424,000	633,350
				5,954,438
	Total Convertible Bonds
	(cost $23,995,804)			27,041,319

	Corporate Bonds – 40.20%
	Automotive – 0.92%
	American Axle & Manufacturing
	7.75% 11/15/19		55,000	62,975
	Chrysler Group 8.25% 6/15/21		515,000	584,525
	Dana Holding 6.75% 2/15/21		119,000	128,520
#	International Automotive
	Components Group 144A
	9.125% 6/1/18		445,000	442,219

(continues)       7

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Automotive (continued)
#	Jaguar Land Rover
	Automotive 144A
	5.625% 2/1/23	USD	200,000	$205,500
	8.125% 5/15/21		260,000	294,450
	Meritor 6.75% 6/15/21		190,000	188,575
				1,906,764
Banking – 1.11%
	Bank of America
	2.00% 1/11/18		30,000	29,763
	3.875% 3/22/17		10,000	10,697
	•5.20% 12/29/49		210,000	208,950
•	Bank of New York Mellon
	4.50% 12/31/49		10,000	10,063
*	Barclays Bank 7.625% 11/21/22		375,000	377,813
	Citigroup 3.50% 5/15/23		10,000	9,424
	City National 5.25% 9/15/20		15,000	16,888
•	Fifth Third Bancorp
	5.10% 12/31/49		195,000	195,000
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		5,000	5,031
#•	HBOS Capital Funding 144A
	6.071% 6/29/49		864,000	792,719
	HSBC Holdings 4.00% 3/30/22		20,000	21,244
	JPMorgan Chase 1.625% 5/15/18		10,000	9,824
	Morgan Stanley
	2.125% 4/25/18		20,000	19,765
	4.10% 5/22/23		30,000	28,800
•	PNC Financial Services Group
	4.494% 5/29/49		10,000	10,000
	4.85% 5/29/49		5,000	4,975
	PNC Funding
	5.125% 2/8/20		30,000	34,643
	5.625% 2/1/17		35,000	39,502
	Regions Financial 2.00% 5/15/18		5,000	4,902
	Santander Holdings USA
	4.625% 4/19/16		10,000	10,705
	State Street 3.10% 5/15/23		10,000	9,744
*	SVB Financial Group
	5.375% 9/15/20		25,000	28,313
#	Turkiye Halk Bankasi 144A
	3.875% 2/5/20		300,000	296,250
•	USB Capital IX 3.50% 10/29/49		80,000	75,800
	Wachovia
	•0.647% 10/15/16		10,000	9,877
	5.25% 8/1/14		20,000	21,035
	Zions Bancorporation
	4.50% 3/27/17		5,000	5,390
	7.75% 9/23/14		5,000	5,400
				2,292,517
Basic Industry – 4.56%
	AK Steel 7.625% 5/15/20		221,000	198,900
#	American Builders &
	Contractors Supply 144A
	5.625% 4/15/21		110,000	111,650
#	APERAM 144A 7.75% 4/1/18		225,000	225,000
	ArcelorMittal
	6.125% 6/1/18		775,000	824,405
	10.35% 6/1/19		15,000	18,638
#	Barrick Gold 144A
	2.50% 5/1/18		5,000	4,940
	4.10% 5/1/23		15,000	14,288
	Barrick North America Finance
	4.40% 5/30/21		5,000	5,032
#	Builders FirstSource 144A
	7.625% 6/1/21		280,000	282,100
#	Cemex Espana Luxembourg
	144A 9.25% 5/12/20		309,000	332,948
	CF Industries
	4.95% 6/1/43		5,000	4,970
	6.875% 5/1/18		25,000	30,069
	Dow Chemical 8.55% 5/15/19		34,000	45,294
#	Essar Steel Algoma 144A
	9.375% 3/15/15		205,000	191,675
*#	FMG Resources August 2006 144A
	6.875% 2/1/18		115,000	117,444
	6.875% 4/1/22		275,000	278,781
#	Freeport-McMoRan Copper &
	Gold 144A 3.875% 3/15/23		15,000	14,629
	Georgia-Pacific 8.00% 1/15/24		25,000	34,111
#	Glencore Funding 144A
	2.50% 1/15/19		15,000	14,737
	HD Supply
	#144A 7.50% 7/15/20		400,000	424,999
	10.50% 1/15/21		55,000	57,269
	Headwaters 7.625% 4/1/19		310,000	334,025
#	Inmet Mining 144A 8.75% 6/1/20		300,000	324,750
	International Paper
	6.00% 11/15/41		10,000	11,598
	9.375% 5/15/19		5,000	6,785
#	JMC Steel Group 144A
	8.25% 3/15/18		385,000	391,738
#	Kinove German Bondco 144A
	9.625% 6/15/18		320,000	357,600
#	MacDermid 144A 9.50% 4/15/17		396,000	410,603
#	Masonite International 144A
	8.25% 4/15/21		370,000	412,550
#	New Gold 144A 6.25% 11/15/22		380,000	393,300
	Norcraft 10.50% 12/15/15		186,000	194,603
	Nortek 8.50% 4/15/21		320,000	352,000
	Peabody Energy 6.25% 11/15/21		300,000	315,000
#	Perstorp Holding 144A
	8.75% 5/15/17		400,000	415,000
	Praxair 1.25% 11/7/18		5,000	4,914
	Rockwood Specialties Group
	4.625% 10/15/20		360,000	368,550
#	Ryerson 144A
	9.00% 10/15/17		245,000	265,519
	11.25% 10/15/18		105,000	112,088

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	Sappi Papier Holding 144A
	8.375% 6/15/19	USD	405,000	$448,030
#	Taminco Global Chemical 144A
	9.75% 3/31/20		290,000	329,875
#	TPC Group 144A
	8.75% 12/15/20		450,000	476,999
*#	US Coatings Acquisition 144A
	7.375% 5/1/21		230,000	243,513
				9,400,919
Brokerage – 0.03%
	Jefferies Group
	5.125% 1/20/23		10,000	10,479
	6.45% 6/8/27		5,000	5,575
	6.50% 1/20/43		5,000	5,352
	Lazard Group 6.85% 6/15/17		34,000	38,986
				60,392
Capital Goods – 2.84%
	Anixter 10.00% 3/15/14		15,000	15,923
#	Ardagh Packaging Finance
	144A 7.00% 11/15/20		360,000	369,900
	Berry Plastics 9.75% 1/15/21		217,000	251,720
#	BOE Intermediate Holding PIK
	144A 9.00% 11/1/17		145,000	143,550
#	BOE Merger PIK 144A
	9.50% 11/1/17		375,000	392,813
#	Consolidated Container 144A
	10.125% 7/15/20		385,000	436,013
#	Crown Americas 144A
	4.50% 1/15/23		35,000	34,388
#	GenCorp 144A 7.125% 3/15/21		175,000	188,125
	Kratos Defense & Security
	Solutions 10.00% 6/1/17		275,000	301,125
#	Milacron 144A 7.75% 2/15/21		375,000	395,625
	Mueller Water Products
	7.375% 6/1/17		300,000	309,000
	Northrop Grumman
	3.25% 8/1/23		15,000	14,826
	Reynolds Group Issuer
	5.75% 10/15/20		175,000	178,063
	9.875% 8/15/19		555,000	607,030
#	Sealed Air 144A
	8.125% 9/15/19		70,000	79,625
	8.375% 9/15/21		475,000	550,999
#	Silver II Borrower 144A
	7.75% 12/15/20		365,000	380,513
#	Votorantim Cimentos 144A
	7.25% 4/5/41		1,118,000	1,201,849
				5,851,087
Communications – 3.54%
	American Tower 5.90% 11/1/21		15,000	17,347
#	American Tower Trust I 144A
	1.551% 3/15/18		5,000	4,989
	3.07% 3/15/23		20,000	19,774
#	CC Holdings 144A
	3.849% 4/15/23		5,000	4,993
	CenturyLink 5.80% 3/15/22		210,000	215,775
#	Clearwire Communications
	144A 12.00% 12/1/15		375,000	401,738
#	Columbus International 144A
	11.50% 11/20/14		270,000	301,725
#	Cox Communications 144A
	3.25% 12/15/22		20,000	19,701
#	Crown Castle Towers 144A
	4.883% 8/15/20		30,000	33,374
#	Digicel Group 144A
	8.25% 9/30/20		530,000	567,099
	Equinix
	4.875% 4/1/20		132,000	134,970
	5.375% 4/1/23		263,000	272,863
	Hughes Satellite Systems
	7.625% 6/15/21		280,000	314,300
#	Intelsat Jackson Holdings 144A
	5.50% 8/1/23		85,000	83,513
#	Intelsat Luxembourg 144A
	7.75% 6/1/21		445,000	469,475
	8.125% 6/1/23		490,000	526,138
	Interpublic Group
	3.75% 2/15/23		10,000	9,796
	4.00% 3/15/22		15,000	15,093
	Level 3 Communications
	*8.875% 6/1/19		190,000	206,863
	11.875% 2/1/19		280,000	322,700
	Level 3 Financing 7.00% 6/1/20		245,000	258,781
#	MetroPCS Wireless 144A
	6.25% 4/1/21		180,000	189,225
	Qwest 6.75% 12/1/21		10,000	11,508
#	SES 144A 3.60% 4/4/23		20,000	20,066
	Sprint Capital 8.75% 3/15/32		178,000	208,260
	Sprint Nextel
	8.375% 8/15/17		475,000	549,813
	9.125% 3/1/17		125,000	146,875
	Time Warner Cable 8.25% 4/1/19		20,000	25,791
#	VimpelCom 144A 7.748% 2/2/21		275,000	304,631
#	Vivendi 144A
	3.45% 1/12/18		5,000	5,159
	6.625% 4/4/18		10,000	11,765
	Vodafone Group 2.95% 2/19/23		10,000	9,659
#	Wind Acquisition Finance 144A
	7.25% 2/15/18		535,000	560,412
	11.75% 7/15/17		190,000	200,925
	Windstream 7.50% 4/1/23		235,000	247,925
	Zayo Group 10.125% 7/1/20		530,000	618,774
				7,311,795

(continues)       9

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 2.84%
	ADT 4.125% 6/15/23	USD	5,000	$5,004
	Amazon.com 2.50% 11/29/22		20,000	19,013
#	BC Mountain 144A
	7.00% 2/1/21		110,000	116,875
#	Bon-Ton Department Stores
	144A 8.00% 6/15/21		395,000	407,344
	Brinker International
	2.60% 5/15/18		5,000	5,009
	3.875% 5/15/23		5,000	4,915
	Burlington Coat Factory
	Warehouse 10.00% 2/15/19		325,000	364,406
#	CDR DB Sub 144A 7.75% 10/15/20		450,000	471,375
	CKE Restaurants 11.375% 7/15/18		21,000	21,971
#*	Claire’s Stores 144A 7.75% 6/1/20		110,000	111,925
	Dave & Buster’s 11.00% 6/1/18		330,000	372,075
#^	Dave & Buster’s Entertainment
	144A 10.004% 2/15/16		510,000	397,800
	Dollar General
	1.875% 4/15/18		5,000	4,980
	3.25% 4/15/23		5,000	4,862
	eBay 4.00% 7/15/42		10,000	8,897
	Express 8.75% 3/1/18		118,000	128,178
	Historic TW 6.875% 6/15/18		25,000	30,666
	Host Hotels & Resorts
	4.75% 3/1/23		20,000	21,199
#	Landry’s 144A 9.375% 5/1/20		455,000	497,087
#	LKQ 144A 4.75% 5/15/23		405,000	405,000
	Michaels Stores
	11.375% 11/1/16		61,000	63,974
	Pantry 8.375% 8/1/20		405,000	444,994
#	Party City Holdings 144A
	8.875% 8/1/20		435,000	490,462
*	Quiksilver 6.875% 4/15/15		250,000	250,315
#	QVC 144A 4.375% 3/15/23		15,000	15,106
	Rite Aid 9.25% 3/15/20		385,000	436,494
#	Tempur-Pedic International
	144A 6.875% 12/15/20		285,000	308,869
	Western Union 3.65% 8/22/18		10,000	10,448
#	Wok Acquisition 144A
	10.25% 6/30/20		375,000	421,875
	Wyndham Worldwide
	4.25% 3/1/22		5,000	5,095
	5.625% 3/1/21		10,000	11,012
				5,857,225
Consumer Non-Cyclical – 1.53%
#	Alphabet Holding PIK 144A
	7.75% 11/1/17		145,000	150,075
	B&G Foods 4.625% 6/1/21		215,000	215,000
	Boston Scientific 6.00% 1/15/20		10,000	11,666
	CareFusion 6.375% 8/1/19		65,000	76,799
	Celgene 3.95% 10/15/20		15,000	16,001
	Constellation Brands
	3.75% 5/1/21		65,000	63,538
	6.00% 5/1/22		290,000	326,974
	Covidien International Finance
	4.20% 6/15/20		20,000	22,091
	Del Monte 7.625% 2/15/19		300,000	312,375
	Energizer Holdings
	4.70% 5/24/22		20,000	20,992
#*	ESAL 144A 6.25% 2/5/23		400,000	398,999
#	First Quality Finance 144A
	4.625% 5/15/21		225,000	220,500
#	Heineken 144A 3.40% 4/1/22		15,000	15,281
#	Heinz (H.J.) Finance 144A
	7.125% 8/1/39		175,000	198,188
#	JBS USA 144A 8.25% 2/1/20		290,000	319,724
	Laboratory Corp. of America
	Holdings 2.20% 8/23/17		15,000	15,071
	Merck 2.80% 5/18/23		5,000	4,908
	Molson Coors Brewing
	5.00% 5/1/42		10,000	10,312
#	Mylan 144A 3.125% 1/15/23		10,000	9,550
	Newell Rubbermaid
	2.05% 12/1/17		5,000	4,989
	Quest Diagnostics 4.70% 4/1/21		5,000	5,342
	Smithfield Foods 6.625% 8/15/22		125,000	142,500
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20		75,000	80,719
	6.625% 11/15/22		280,000	303,100
	St. Jude Medical 3.25% 4/15/23		15,000	14,769
	Visant 10.00% 10/1/17		145,000	139,563
	Zimmer Holdings
	4.625% 11/30/19		30,000	33,679
#	Zoetis 144A 3.25% 2/1/23		15,000	14,871
				3,147,576
Energy – 6.97%
	AmeriGas Finance 7.00% 5/20/22		300,000	327,000
	Antero Resources Finance
	6.00% 12/1/20		415,000	433,675
*	Apache 2.625% 1/15/23		10,000	9,587
#	Athlon Holdings 144A
	7.375% 4/15/21		280,000	291,900
	Calumet Specialty Products
	Partners 9.375% 5/1/19		720,000	804,599
	Chaparral Energy
	7.625% 11/15/22		180,000	195,300
	8.25% 9/1/21		160,000	177,600
#	CHC Helicopter 144A
	9.375% 6/1/21		210,000	216,038
	Chesapeake Energy
	5.375% 6/15/21		80,000	81,600
	5.75% 3/15/23		120,000	125,100
	6.125% 2/15/21		55,000	60,225
	6.625% 8/15/20		335,000	374,363
	Comstock Resources
	7.75% 4/1/19		365,000	387,813
	Copano Energy 7.125% 4/1/21		65,000	75,238

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Crosstex Energy
	7.125% 6/1/22	USD	135,000	$145,125
	8.875% 2/15/18		210,000	226,800
#	Drill Rigs Holdings 144A
	6.50% 10/1/17		390,000	399,750
#	Exterran Partners 144A
	6.00% 4/1/21		395,000	406,850
#	Gazprom 144A 3.85% 2/6/20		500,000	492,364
#	Genesis Energy 144A
	5.75% 2/15/21		440,000	449,625
#	Halcon Resources 144A
	8.875% 5/15/21		425,000	434,563
#	Hercules Offshore 144A
	10.50% 10/15/17		547,000	590,759
#	Hilcorp Energy I 144A
	8.00% 2/15/20		271,000	300,810
	Kodiak Oil & Gas
	*#144A 5.50% 1/15/21		10,000	10,388
	8.125% 12/1/19		430,000	485,899
	Laredo Petroleum
	7.375% 5/1/22		75,000	82,875
	9.50% 2/15/19		325,000	369,688
	Linn Energy
	6.50% 5/15/19		60,000	61,350
	8.625% 4/15/20		241,000	265,100
	MarkWest Energy Partners
	6.50% 8/15/21		174,000	189,225
#	Midstates Petroleum 144A
	9.25% 6/1/21		335,000	333,744
	Newfield Exploration
	5.625% 7/1/24		10,000	10,550
	Noble Holding International
	3.95% 3/15/22		10,000	10,182
	5.25% 3/15/42		5,000	4,884
	Northern Oil & Gas
	8.00% 6/1/20		370,000	386,650
#	Offshore Group Investment
	144A 7.125% 4/1/23		180,000	186,750
#	PDC Energy 144A
	7.75% 10/15/22		385,000	421,575
	Pemex Project Funding Master
	Trust 6.625% 6/15/35		1,000,000	1,149,999
	Petrobras International Finance
	5.375% 1/27/21		39,000	41,431
#	Petroleos Mexicanos 144A
	5.50% 6/27/44		512,000	503,039
	Pioneer Energy Services
	9.875% 3/15/18		361,000	395,295
	Pride International
	6.875% 8/15/20		20,000	24,783
	Range Resources 5.00% 8/15/22		300,000	306,000
#	Regency Energy Partners 144A
	4.50% 11/1/23		80,000	79,400
	Rosetta Resources
	5.625% 5/1/21		250,000	250,938
#	Samson Investment 144A
	9.75% 2/15/20		440,000	460,900
	SandRidge Energy
	7.50% 3/15/21		155,000	160,425
	8.125% 10/15/22		395,000	423,638
	*8.75% 1/15/20		10,000	10,800
	Statoil
	2.65% 1/15/24		5,000	4,787
	3.95% 5/15/43		5,000	4,708
	Talisman Energy 5.50% 5/15/42		25,000	25,739
#	Targa Resources Partners 144A
	4.25% 11/15/23		185,000	177,138
	TNK-BP Finance
	7.875% 3/13/18		400,000	472,999
	Weatherford International
	4.50% 4/15/22		5,000	5,153
	9.625% 3/1/19		15,000	19,519
#	Woodside Finance 144A
	8.125% 3/1/14		15,000	15,757
	8.75% 3/1/19		15,000	19,765
				14,377,757
Financials – 0.83%
	E Trade Financial 6.375% 11/15/19		390,000	411,450
	General Electric Capital
	2.10% 12/11/19		35,000	34,934
	6.00% 8/7/19		50,000	60,073
#•	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		455,000	429,975
	International Lease Finance
	4.625% 4/15/21		180,000	178,988
	6.25% 5/15/19		12,000	13,170
	8.75% 3/15/17		20,000	23,775
#	Nuveen Investments 144A
	9.50% 10/15/20		455,000	490,263
#	Provident Funding Associates
	144A 6.75% 6/15/21		75,000	76,875
				1,719,503
Healthcare – 2.45%
	Air Medical Group Holdings
	9.25% 11/1/18		257,000	283,343
#	Alere 144A
	6.50% 6/15/20		220,000	221,925
	7.25% 7/1/18		195,000	212,550
#	Biomet 144A 6.50% 10/1/20		390,000	396,825
#	CDRT Holding PIK 144A
	9.25% 10/1/17		190,000	196,175
	Community Health Systems
	7.125% 7/15/20		290,000	318,638
	8.00% 11/15/19		265,000	292,825
	DaVita HealthCare Partners
	6.625% 11/1/20		300,000	321,750

(continues)       11

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
	Immucor 11.125% 8/15/19	USD	275,000	$312,813
	Kinetic Concepts
	10.50% 11/1/18		250,000	271,875
	*12.50% 11/1/19		215,000	223,600
#	MultiPlan 144A 9.875% 9/1/18		428,000	481,499
	Radnet Management
	10.375% 4/1/18		209,000	225,459
#	Sky Growth Acquisition
	Holdings 144A
	7.375% 10/15/20		590,000	629,824
#	STHI Holding 144A 8.00% 3/15/18		275,000	301,125
#	Truven Health Analytics 144A
	10.625% 6/1/20		125,000	141,875
#	VPI Escrow 144A 6.375% 10/15/20		220,000	232,100
				5,064,201
Industrials – 0.02%
#	URS 144A 4.10% 4/1/17		10,000	10,374
	Yale University 2.90% 10/15/14		22,000	22,747
				33,121
Insurance – 1.68%
	American International Group
	6.40% 12/15/20		15,000	18,160
	•8.175% 5/15/58		435,000	572,025
•	Chubb 6.375% 3/29/67		15,000	16,950
#	Highmark 144A
	4.75% 5/15/21		5,000	4,885
	6.125% 5/15/41		5,000	4,657
#	Hub International 144A
	8.125% 10/15/18		450,000	486,000
*•	ING Groep 5.775% 12/29/49		725,000	710,499
#	ING US 144A
	3.15% 2/15/18		5,000	5,097
	5.75% 7/15/22		5,000	5,590
#	Liberty Mutual Group 144A
	4.95% 5/1/22		10,000	10,913
	6.50% 5/1/42		10,000	11,733
	•7.00% 3/15/37		385,000	404,250
	MetLife 6.40% 12/15/36		100,000	113,500
#	Onex USI Acquisition 144A
	7.75% 1/15/21		395,000	407,838
	Prudential Financial
	3.875% 1/14/15		35,000	36,685
	WellPoint 3.30% 1/15/23		20,000	19,893
•	XL Group 6.50% 12/29/49		625,000	629,687
				3,458,362
Media – 3.20%
	AMC Networks 4.75% 12/15/22		200,000	200,500
	CCO Holdings 5.25% 9/30/22		385,000	386,925
#	Cequel Communications
	Holdings 1 144A
	6.375% 9/15/20		300,000	315,000
	Clear Channel Communications
	9.00% 3/1/21		655,000	653,362
	Clear Channel Worldwide
	Holdings 7.625% 3/15/20		390,000	416,175
#	Cogeco Cable 144A
	4.875% 5/1/20		190,000	190,000
	CSC Holdings 6.75% 11/15/21		265,000	298,125
	DISH DBS 5.00% 3/15/23		560,000	532,000
#	Griffey Intermediate 144A
	7.00% 10/15/20		385,000	391,738
#	Lynx II 144A 6.375% 4/15/23		400,000	419,000
#	MDC Partners 144A
	6.75% 4/1/20		255,000	262,013
#	Nara Cable Funding 144A
	8.875% 12/1/18		400,000	421,000
#	Nexstar Broadcasting 144A
	6.875% 11/15/20		385,000	411,950
#	Ono Finance II 144A
	10.875% 7/15/19		240,000	255,000
	Satelites Mexicanos
	9.50% 5/15/17		160,000	173,600
#	Sirius XM Radio 144A
	4.625% 5/15/23		150,000	144,375
#	Univision Communications
	144A 8.50% 5/15/21		735,000	799,312
#	UPCB Finance VI 144A
	6.875% 1/15/22		300,000	325,500
				6,595,575
Natural Gas – 0.13%
#•	DCP Midstream 144A
	5.85% 5/21/43		15,000	15,113
	El Paso Pipeline Partners
	Operating 6.50% 4/1/20		15,000	18,076
•	Enbridge Energy Partners
	8.05% 10/1/37		25,000	29,166
	Energy Transfer Partners
	9.70% 3/15/19		7,000	9,347
	Enterprise Products Operating
	•7.034% 1/15/68		25,000	29,029
	9.75% 1/31/14		5,000	5,295
#	GDF Suez 144A
	2.875% 10/10/22		10,000	9,836
	Kinder Morgan Energy Partners
	9.00% 2/1/19		20,000	26,442
	Nisource Finance
	3.85% 2/15/23		5,000	5,105
	4.80% 2/15/44		15,000	14,672
	5.80% 2/1/42		5,000	5,553
	Plains All American Pipeline
	8.75% 5/1/19		10,000	13,372
	Spectra Energy Capital
	3.30% 3/15/23		5,000	4,883
	Sunoco Logistics Partners
	Operations 3.45% 1/15/23		20,000	19,385
•	TransCanada Pipelines
	6.35% 5/15/67		30,000	32,135
	Williams Partners 7.25% 2/1/17		20,000	23,799
				261,208

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Real Estate Investment Trusts – 0.08%
	Alexandria Real Estate Equities
	4.60% 4/1/22	USD	15,000	$16,058
	BRE Properties 3.375% 1/15/23		10,000	9,735
#	Corporate Office Properties
	144A 3.60% 5/15/23		5,000	4,823
	Developers Diversified Realty
	4.75% 4/15/18		5,000	5,533
	7.50% 4/1/17		5,000	5,944
	7.875% 9/1/20		20,000	25,499
	Digital Realty Trust
	5.25% 3/15/21		20,000	22,270
	5.875% 2/1/20		10,000	11,569
	Duke Realty 3.625% 4/15/23		5,000	4,894
	National Retail Properties
	3.30% 4/15/23		5,000	4,862
	3.80% 10/15/22		5,000	5,138
	Regency Centers 5.875% 6/15/17		20,000	22,743
	UDR 4.625% 1/10/22		15,000	16,343
#	WEA Finance 144A
	4.625% 5/10/21		10,000	11,002
	Weingarten Realty Investors
	3.50% 4/15/23		10,000	9,767
				176,180
Services – 4.16%
#	Algeco Scotsman Global
	Finance 144A
	8.50% 10/15/18		175,000	182,875
	10.75% 10/15/19		585,000	582,074
	Ameristar Casinos 7.50% 4/15/21		285,000	312,075
#	Avis Budget Car Rental 144A
	5.50% 4/1/23		350,000	355,250
*#	Beazer Homes USA 144A
	7.25% 2/1/23		110,000	117,013
	Caesars Entertainment
	Operating 8.50% 2/15/20		380,000	363,138
#	Carlson Wagonlit 144A
	6.875% 6/15/19		290,000	306,675
#	DigitalGlobe 144A 5.25% 2/1/21		325,000	329,063
#	Geo Group 144A 5.125% 4/1/23		330,000	337,425
	H&E Equipment Services
	7.00% 9/1/22		350,000	379,750
	M/I Homes 8.625% 11/15/18		486,000	539,459
*#	Mattamy Group 144A
	6.50% 11/15/20		390,000	390,975
	Meritage Homes 7.00% 4/1/22		60,000	67,650
	MGM Resorts International
	#144A 6.75% 10/1/20		215,000	234,888
	7.75% 3/15/22		180,000	206,100
	11.375% 3/1/18		473,000	614,899
	NCL
	#144A 5.00% 2/15/18		126,000	129,150
	9.50% 11/15/18		35,000	39,638
	PHH
	*7.375% 9/1/19		205,000	233,700
	9.25% 3/1/16		196,000	228,830
	Pinnacle Entertainment
	7.75% 4/1/22		125,000	136,875
	8.75% 5/15/20		58,000	63,583
	RSC Equipment Rental
	8.25% 2/1/21		255,000	283,688
	Seven Seas Cruises
	9.125% 5/15/19		305,000	334,738
	Swift Services Holdings
	10.00% 11/15/18		370,000	424,574
#	Taylor Morrison Communities
	144A 7.75% 4/15/20		277,000	310,240
	Toll Brothers Finance
	4.375% 4/15/23		430,000	436,449
	United Rentals North America
	6.125% 6/15/23		70,000	73,675
	7.625% 4/15/22		85,000	94,563
#	Watco 144A 6.375% 4/1/23		185,000	195,638
#	Wynn Las Vegas 144A
	4.25% 5/30/23		280,000	272,650
				8,577,300
Technology – 2.24%
	Apple 2.40% 5/3/23		20,000	19,119
#	Avaya 144A 10.50% 3/1/21		237,000	200,265
	CDW
	8.50% 4/1/19		225,000	250,031
	12.535% 10/12/17		171,000	184,680
#	CommScope Holdings PIK
	144A 6.625% 6/1/20		75,000	74,438
	Fidelity National Information
	Services 3.50% 4/15/23		10,000	9,647
	First Data
	#144A 8.25% 1/15/21		375,000	399,375
	*11.25% 3/31/16		400,000	404,000
	#144A 11.25% 1/15/21		260,000	267,150
	*#144A 11.75% 8/15/21		180,000	174,600
	GXS Worldwide 9.75% 6/15/15		287,000	294,893
	iGate 9.00% 5/1/16		105,000	113,400
	Infor US 9.375% 4/1/19		445,000	503,962
	j2 Global 8.00% 8/1/20		585,000	631,799
	MagnaChip Semiconductor
	10.50% 4/15/18		156,000	173,550
	Microsoft 2.125% 11/15/22		10,000	9,495
	National Semiconductor
	6.60% 6/15/17		20,000	23,937
	NetApp
	2.00% 12/15/17		5,000	4,948
	3.25% 12/15/22		10,000	9,568
	Oracle 5.75% 4/15/18		5,000	5,961
#	Seagate HDD Cayman 144A
	4.75% 6/1/23		420,000	409,500
	Symantec 4.20% 9/15/20		5,000	5,294
	Texas Instruments 2.25% 5/1/23		5,000	4,691
	Total System Services 3.75% 6/1/23		15,000	14,724

(continues)       13

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Principal			Value
	Amount°			(U.S. $)
Corporate Bonds (continued)
Technology (continued)
#	Viasystems 144A
	7.875% 5/1/19	USD	395,000	$424,624
	Xerox 6.35% 5/15/18		10,000	11,719
				4,625,370
Transportation – 0.04%
#	Brambles USA 144A
	3.95% 4/1/15		15,000	15,723
	5.35% 4/1/20		15,000	16,928
#	ERAC USA Finance 144A
	5.25% 10/1/20		35,000	39,955
	FedEx 4.10% 4/15/43		10,000	9,363
#	Kansas City Southern de Mexico
	144A 3.00% 5/15/23		10,000	9,644
				91,613
Utilities – 1.03%
	AES
	4.875% 5/15/23		205,000	201,925
	7.375% 7/1/21		295,000	346,625
	8.00% 6/1/20		64,000	77,120
	Ameren Illinois 9.75% 11/15/18		45,000	62,451
#	American Transmission Systems
	144A 5.25% 1/15/22		25,000	27,970
#	APT Pipelines 144A
	3.875% 10/11/22		5,000	4,934
	CenterPoint Energy 5.95% 2/1/17		13,000	14,895
	CMS Energy 6.25% 2/1/20		5,000	6,012
	Commonwealth Edison
	5.80% 3/15/18		5,000	5,921
	Elwood Energy 8.159% 7/5/26		217,204	236,752
	Exelon Generation 4.25% 6/15/22		25,000	25,940
•	FPL Group Capital 6.35% 10/1/66		20,000	21,216
	GenOn Energy 9.875% 10/15/20		390,000	442,651
	Great Plains Energy
	10.00% 6/15/22		15,000	16,837
•	Integrys Energy Group
	6.11% 12/1/66		15,000	15,920
	Ipalco Enterprises 5.00% 5/1/18		10,000	10,800
	Kansas City Power & Light
	3.15% 3/15/23		5,000	4,964
	LG&E & KU Energy
	4.375% 10/1/21		20,000	21,425
	Mirant Americas 8.50% 10/1/21		335,000	388,600
#	Narragansett Electric 144A
	4.17% 12/10/42		5,000	4,796
•	National Rural Utilities
	Cooperative Finance
	4.75% 4/30/43		10,000	10,225
	NV Energy 6.25% 11/15/20		10,000	12,196
	Pennsylvania Electric
	5.20% 4/1/20		25,000	28,066
•	PPL Capital Funding
	6.70% 3/30/67		25,000	26,647
	PPL Electric Utilities
	3.00% 9/15/21		10,000	10,307
	Public Service Oklahoma
	5.15% 12/1/19		30,000	34,346
	Puget Energy 6.00% 9/1/21		5,000	5,608
•	Puget Sound Energy
	6.974% 6/1/67		20,000	21,384
	SCANA 4.125% 2/1/22		15,000	15,485
•	Wisconsin Energy 6.25% 5/15/67		20,000	21,744
				2,123,762
Total Corporate Bonds
	(cost $78,226,919)			82,932,227

Non-Agency Asset-Backed Security – 0.01%
•	Nissan Master Owner Trust
	Receivables Series 2012-A A
	0.669% 5/15/17		25,000	25,099
Total Non-Agency Asset-Backed
	Security (cost $25,086)			25,099

Non-Agency Collateralized Mortgage Obligations – 0.11%
	Citicorp Mortgage Securities
	Series 2007-1 2A1
	5.50% 1/25/22		12,899	12,960
•	Citicorp Residential Mortgage
	Securities Series 2006-3 A5
	5.948% 11/25/36		100,000	96,706
•	GSR Mortgage Loan Trust
	Series 2006-AR1 3A1
	2.992% 1/25/36		96,420	85,004
•	MASTR ARM Trust Series
	2006-2 4A1 2.649% 2/25/36		34,445	32,719
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $228,457)			227,389

«Senior Secured Loans – 0.74%
	Equipower Resources Holdings
	2nd Lien 10.00% 5/23/19		150,000	154,500
	Hostess Brands 1st Lien 6.75% 3/12/20		325,000	333,125
	Panda Temple Power II Tranche B
	1st Lien 7.25% 3/28/19		320,000	326,400
	Penney (J.C.) 1st Lien 6.00% 5/21/18		205,000	208,203
	Rite Aid 2nd Lien 5.75% 8/3/20		198,000	205,301
	Smart & Final 2nd Lien
	10.50% 11/8/20		294,359	302,454
Total Senior Secured Loans
	(cost $1,499,842)			1,529,983

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds – 4.14%
Brazil – 2.19%
Brazil Notas do Tesouro
Nacional Serie F
10.00% 1/1/17	BRL	9,600,000	$4,517,129
			4,517,129
Indonesia – 0.78%
Indonesia Government
International Bond
6.625% 2/17/37	USD	1,350,000	1,611,563
			1,611,563
Mexico – 0.41%
Mexican Bonos
7.50% 6/3/27	MXN	533,000	48,680
7.75% 5/29/31	MXN	8,720,000	798,671
			847,351
Panama – 0.44%
Panama Government
International Bond
6.70% 1/26/36	USD	700,000	897,750
			897,750
Poland – 0.32%
Poland Government Bonds
4.00% 10/25/23	PLN	624,000	196,694
5.75% 10/25/21	PLN	1,318,000	468,067
			664,761
Total Sovereign Bonds
(cost $9,291,109)			8,538,554

U.S. Treasury Obligations – 0.46%
U.S. Treasury Bond
2.75% 11/15/42	USD	115,000	102,961
U.S. Treasury Notes
1.00% 5/31/18		120,000	119,719
*1.75% 5/15/23		750,000	722,695
Total U.S. Treasury Obligations
(cost $971,576)			945,375

Leveraged Non-Recourse Security – 0.00%
t@#JPMorgan Fixed Income Pass
Through Trust Series 2007-B
144A 0.00% 1/15/87		500,000	0
Total Leveraged Non-Recourse
Security (cost $425,000)			0

	Number of
	Shares
Limited Partnerships – 0.36%
Brookfield Infrastructure Partners		5,400	196,128
* Lehigh Gas Partners		22,400	555,744
Total Limited Partnerships
(cost $607,629)			751,872

Preferred Stock – 0.79%
Alabama Power 5.625%		410	10,640
# Ally Financial 144A 7.00%		600	588,262
BB&T 5.85%		225	5,715
Freddie Mac 6.02%		40,000	202,000
• GMAC Capital Trust I 8.125%		12,000	319,440
National Retail Properties 5.70%		200	4,944
* Public Storage 5.20%		200	4,972
* Regions Financial 6.375%		16,000	405,280
Vornado RealtyTrust 6.625%		3,700	93,906
Total Preferred Stock
(cost $2,275,356)			1,635,159

	Principal
	Amount°
Short-Term Investments – 6.44%
≠Discount Notes – 2.50%
Fannie Mae 0.06% 9/16/13	USD	1,111,736	1,111,606
Federal Home Loan Bank
0.045% 7/24/13		510,897	510,883
0.05% 7/26/13		294,277	294,268
0.06% 7/2/13		1,084,824	1,084,807
0.06% 8/14/13		1,228,774	1,228,700
0.06% 8/16/13		403,609	403,584
0.06% 8/21/13		510,897	510,863
			5,144,711
Repurchase Agreements – 3.94%
Bank of America 0.03%, dated
5/31/13, to be repurchased
on 6/3/13, repurchase price
$1,648,910 (collateralized
by U.S. government
obligations 0.75%-3.625%
6/15/14-8/15/19; market
value $1,681,884)		1,648,906	1,648,906
BNP Paribas 0.05%, dated
5/31/13, to be repurchased
on 6/3/13, repurchase price
$6,487,121 (collateralized
by U.S. government
obligations 0.00%-1.75%
8/29/13-1/31/18; market
value $6,616,836)		6,487,094	6,487,094
			8,136,000
Total Short-Term Investments
(cost $13,280,431)			13,280,711
Total Value of Securities Before Securities
Lending Collateral – 130.88%
(cost $246,204,991)			270,024,571

(continues)       15

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Number of	Value
	Shares	(U.S. $)
**Securities Lending Collateral – 7.02%
Investment Companies
Delaware Investments
Collateral Fund No.1	14,477,368	$14,477,368
†@Mellon GSL Reinvestment Trust II	278,673	0
Total Securities Lending
Collateral (cost $14,756,041)		14,477,368
Total Value of Securities – 137.90%
(cost $260,961,032)		284,501,939 ©

**Obligation to Return Securities
Lending Collateral – (7.15%)		(14,756,041)
Borrowing Under Line of Credit – (31.86%)		(65,725,000)
«Receivables and Other Assets
Net of Other Liabilities – 1.11%		2,288,975
Net Assets Applicable to 15,863,616
Shares Outstanding; Equivalent to
$13.01 Per Share – 100.00%		$206,309,873

Components of Net Assets at May 31, 2013:
Shares of beneficial interest
(unlimited authorization – no par)		$240,349,384
Distributions in excess of net investment income		(3,481,021)
Accumulated net realized loss on investments		(54,074,128)
Net unrealized appreciation of investments
and derivatives		23,515,638
Total net assets		$206,309,873

❖	Securities have been classified by type of business. Classification by country of origin has been presented on page 2 in “Security type/sector and country allocations.”
†	Non income producing security.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2013, the aggregate value of Rule 144A securities was $48,679,769, which represented 23.60% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of May 31, 2013. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2013.
@	Illiquid security. At May 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero Coupon Security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2013.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
©	Includes $14,563,845 of securities loaned.
«	Includes foreign currency valued at $5,937 with a cost of $6,634.

The following foreign currency exchange contracts were outstanding at May 31, 2013:1

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	GBP	(4,976)	USD	7,534	6/3/13	$(27)
MNB	GBP	(1,431)	USD	2,163	6/4/13	(11)
MNB	GBP	(8,674)	USD	13,215	6/5/13	35
MNB	JPY	(16,413,649)	USD	161,902	6/3/13	(1,558)
MNB	JPY	(17,520,863)	USD	172,178	6/4/13	(2,309)
MNB	SGD	(1,013)	USD	799	6/3/13	(2)
						$(3,872)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
BRL — Brazilian Real
FDR — Fiduciary Deposit Receipt
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
JPY — Japanese Yen
MASTR — Mortgage Asset Securitization Transactions, Inc.
MNB — Mellon National Bank
MXN — Mexican Peso
PIK — Pay-in-kind
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
SGD — Singapore Dollar
TBA — To be announced
USD — United States Dollar
yr — Year

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Enhanced Global Dividend and Income Fund
Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Interest	$4,303,929
Dividends	2,604,035
Securities lending income	64,939
Foreign tax withheld	(169,649)	$6,803,254

Expenses:
Management fees	1,269,514
Reports to shareholders	84,947
Accounting and administration expenses	51,796
Dividend disbursing and transfer agent fees and expenses	35,376
Legal fees	26,844
Custodian fees	24,039
Audit and tax	11,165
Pricing fees	9,119
NYSE fees	8,271
Dues and services	6,156
Trustee’s fees	5,031
Insurance fees	1,835
Consulting fees	1,037
Leverage expenses	1,006
Registration fees	769
Trustees’ expenses	346
Total operating expenses (before interest expense)		1,537,251
Interest expense		376,446
Total operating expenses (after interest expense)		1,913,697
Net Investment Income		4,889,557

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments		6,796,411
Foreign currencies		(155,462)
Foreign currency exchange contracts		(13,607)
Options written		135,957
Swap contracts		(4,572)
Net realized gain		6,758,727
Net change in unrealized appreciation (depreciation) of:
Investments		11,129,696
Foreign currencies		71,136
Foreign currency exchange contracts		(3,093)
Net change in unrealized appreciation (depreciation)		11,197,739
Net Realized and Unrealized Gain		17,956,466

Net Increase in Net Assets Resulting from Operations		$22,846,023

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Enhanced Global Dividend and Income Fund

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$4,889,557	$8,814,467
Net realized gain	6,758,727	448,599
Net change in unrealized appreciation (depreciation)	11,197,739	19,380,386
Net increase in net assets resulting from operations	22,846,023	28,643,452

Dividends and Distributions to Shareholders from:
Net investment income	(7,138,627)	(9,927,316)
Return of capital	—	(8,242,639)
	(7,138,627)	(18,169,955)

Capital Share Transactions:
Cost of shares reinvested[1]	—	714,620
Increase in net assets derived from capital share transactions	—	714,620

Net Increase in Net Assets	15,707,396	11,188,117

Net Assets:
Beginning of period	190,602,477	179,414,360
End of period (including distributions in excess of net investment income of $3,481,021
and $1,231,951, respectively)	$206,309,873	$190,602,477

1 See Note 4 in “Notes to financial statements.”

See accompanying notes, which are integral part of the financial statements.

Statement of cash flows

Delaware Enhanced Global Dividend and Income Fund
Six Months Ended May 31, 2013 (Unaudited)

Net Cash (Including Foreign Currency) Provided by (Used For) Operating Activities:
Net increase in net assets resulting from operations	$22,846,023

Adjustments to reconcile net increase in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(29,237)
Purchase of investment securities	(74,257,377)
Proceeds from disposition of investment securities	86,617,205
Proceeds of short-term investment securities, net	(6,579,493)
Premiums received for options written	163,972
Premiums paid to close options written	(28,015)
Net realized gain	(6,861,201)
Net change in net unrealized appreciation (depreciation)	(11,197,739)
Increase in receivable for investments sold	(971,791)
Decrease in interest and dividends receivable	21,429
Decrease in payable for investments purchased	(2,144,595)
Decrease in interest expense payable	(169,433)
Increase in accrued expenses and other liabilities	27,945
Total adjustments	(15,408,330)
Net cash provided by operating activities	7,437,693

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(7,138,627)
Net cash used for financing activities	(7,138,627)
Effect of exchange rates on cash	(5,877)
Net increase in cash	293,189
Cash at beginning of period	(732,039)
Cash at end of period	$(438,850)

Cash paid for interest expense for leverage	$545,879

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Enhanced Global Dividend and Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
	(Unaudited)
Net asset value, beginning of period	$12.020	$11.350	$12.320	$12.060	$8.770	$17.640

Income (loss) from investment operations:
Net investment income[2]	0.308	0.557	0.587	0.568	0.685	0.769
Net realized and unrealized gain (loss)	1.132	1.261	(0.327)	0.922	3.875	(7.935)
Total from investment operations	1.440	1.818	0.260	1.490	4.560	(7.166)

Less dividends and distributions from:
Net investment income	(0.450)	(0.627)	(0.750)	(0.918)	(0.668)	(0.644)
Return of capital	—	(0.521)	(0.480)	(0.312)	(0.602)	(1.060)
Total dividends and distributions	(0.450)	(1.148)	(1.230)	(1.230)	(1.270)	(1.704)

Net asset value, end of period	$13.010	$12.020	$11.350	$12.320	$12.060	$8.770

Market value, end of period	$12.370	$11.100	$10.920	$12.310	$12.290	$6.080

Total return based on:[3]
Net asset value	12.32%	16.85%	1.77%	13.13%	59.12%	(42.25% )
Market value	15.65%	12.15%	(2.01% )	10.92%	134.96%	(54.14% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$206,310	$190,602	$179,414	$160,465	$156,048	$113,400
Ratio of expenses to average net assets	1.90%	2.15%	1.98%	1.95%	2.14%	1.66%
Ratio of expenses to adjusted average net assets (before interest expense)[4]	1.15%	1.19%	1.28%	1.22%	1.26%	1.24%
Ratio of interest expense to adjusted average net assets[4]	0.28%	0.42%	0.31%	0.33%	0.35%	0.29%
Ratio of net investment income to average net assets	4.85%	4.74%	4.68%	4.68%	6.73%	5.33%
Ratio of net investment income to adjusted average net assets[4]	3.66%	3.57%	3.76%	3.73%	5.06%	4.91%
Portfolio turnover	29%	53%	72%	83%	88%	97%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$65,725	$65,725	$50,725	$40,000	$40,000	$40,000
Asset coverage per $1,000 of debt outstanding at end of period	$4,139	$3,900	$4,537	$5,012	$4,901	$3,835

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
4 Adjusted average net assets excludes debt outstanding.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund
May 31, 2013 (Unaudited)

Delaware Enhanced Global Dividend and Income Fund (Fund) is organized as a Delaware statutory trust and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DEX.

The primary investment objective of the Fund is to seek current income, with a secondary objective of capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swaps prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Open-end investments companies are valued at their published net asset value. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in

(continues)       21

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

1. Significant Accounting Policies (continued)

part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2012. The actual determination of the source of the Fund’s distributions can be made only at year end.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2013.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g, “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2013.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust, and the investment manager, an annual fee of 0.95%, of the adjusted average daily net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average daily net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets excluding the line of credit liability of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2013, the Fund was charged $6,474 for these services.

At May 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$223,883
Fees and expenses payable to DSC	1,137
Other expenses payable to DMC and affiliates*	3,940

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, stock exchange fees, custodian fees and Trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2013, the Fund was charged $14,478 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Trustees of the Fund. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For six months ended May 31, 2013, the Fund made purchases of $70,130,072 and sales of $82,597,756 of investment securities other than U.S. government securities and short-term investments. For the six months ended May 31, 2013, the Fund made purchases of $4,127,305 and sales of $4,019,449 of long-term U.S. government securities.

At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, the cost of investments was $262,060,159. At May 31, 2013, net unrealized appreciation was $22,441,780 of which $33,938,629 related to unrealized appreciation of investments and $11,496,849 related to unrealized depreciation of investments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2012 will expire as follows: $3,221,272 expires in 2015, $33,984,198 expires in 2016 and $22,248,222 expires in 2017.

On Dec. 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this

(continues)       23

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

3. Investments (continued)

ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$2,105,123	$ —	$2,105,123
Common Stock	61,829,594	63,984,382	—	125,813,976
Convertible Preferred Stock	2,355,638	2,615,134	—	4,970,772
Corporate Debt	—	111,503,529	—	111,503,529
Foreign Debt	—	8,538,554	—	8,538,554
Exchange-Traded Fund	479,500	—	—	479,500
U.S. Treasury Obligations	—	945,375	—	945,375
Other	1,596,768	790,263	—	2,387,031
Short-Term Investments	—	13,280,711	—	13,280,711
Securities Lending Collateral	—	14,477,368	—	14,477,368
Total	$66,261,500	$218,240,439	$ —	$284,501,939

Foreign Currency Exchange Contracts	$—	$(3,872)	$ —	$(3,872)

Security type is valued across multiple levels. The amount attributed to level 1 securities and level 2 securities represents the following percentages of the total market value of this security type for the Fund.

	Level 1	Level 2	Total
Common Stock	49%	51%	100%
Convertible Preferred Stock	47%	53%	100%
Other	67%	33%	100%

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at May 31, 2013, a portion of the Fund was categorized as Level 2.

During the six months ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare Shareowner Services LLC (Computershare), in the open market if the shares of the Fund are trading at a discount to the Fund’s net asset value on the dividend payment date. However, the dividend reinvestment plan provides that if the shares of the Fund are trading at a premium to the Fund’s net asset value on the dividend payment date, the Fund will issue shares to shareholders of record at net asset value. During the six months ended May 31, 2013, the Fund did not issue any shares under the reinvestment plan. During the year ended Nov. 30, 2012, the Fund issued 60,489 shares for $714,620 under the Fund’s dividend reinvestment plan because the Fund was trading at a premium to net asset value on the respective dividend payment dates.

5. Line of Credit

For the six months ended May 31, 2013, the Fund borrowed money pursuant to a $67,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expired on June 26, 2013, but was renewed through June 25, 2014. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2013, the par value of loans outstanding was $65,725,000, at a variable interest rate of 1.08%. During the six months ended May 31, 2013, the average daily balance of loans outstanding was $65,725,000 at a weighted average interest rate of approximately 1.13%.

Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee under the Credit Agreement is computed at a rate of 0.20% per annum on the unused balance and is reflected in leverage expenses on the statement of operations. The loan is collateralized by the Fund’s portfolio.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

(continues)       25

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

6. Derivatives (continued)

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and forward foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Options Contracts — During the six months ended May 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions,” financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended May 31, 2013 for the Fund were as follows:

	Number of
	Contracts	Premiums
Options outstanding at Nov. 30, 2012	—	$—
Options written	1,010	163,972
Options exercised	(205)	(28,015)
Options expired	(805)	(135,957)
Options outstanding at May 31, 2013	—	$—

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets The Fund will not be permitted to enter into swap transactions, unless, at the time of entering into such transaction the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended May 31, 2013, the Fund did not enter into CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets. No swap contracts were outstanding at May 31, 2013.

See the statement of operations on page 17 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period ended May 31, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	172,327	USD	202,424
Options contracts (average notional value)		—		7,141
Swap contracts (average notional value)*	EUR	21,815		—

*Long represents buying protection and short represents selling protection.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of

(continues)       27

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

7. Securities Lending (continued)

the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2013, the value of securities on loan was $14,563,845, for which the Fund received collateral, comprised of non-cash collateral valued at $478,845 and cash collateral of $14,756,041. At May 31, 2013, the value of invested collateral was $14,477,368. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

8. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Changes to portfolio management team

Paul A. Matlack, Craig C. Dembek, and John P. McCarthy were appointed co-portfolio managers of the Fund on December 4, 2012. Messrs. Matlack, Dembek, and McCarthy joined Babak “Bob” Zenouzi, Damon J. Andres, Wayne A. Anglace, Liu-Er Chen, Thomas H. Chow, Roger A. Early, Edward A. “Ned” Gray, and D. Tysen Nutt in making day-to-day decisions for the Fund.

On December 4, 2012, the Fund announced that Kevin P. Loome would no longer serve as a co-portfolio manager of the Fund.

Fund management

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Wayne A. Anglace, CFA
Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Liu-Er Chen, CFA
Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare

Liu-Er Chen heads the firm’s global Emerging Markets team, and he is also the portfolio manager for Delaware Healthcare Fund, which launched in September 2007. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently worked as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He was also the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager

Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies, and credit risk opportunities including high yield mutual funds and strategies. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of high yield collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Craig C. Dembek, CFA
Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

Craig C. Dembek is a senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

(continues)       31

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Fund management (continued)

Edward A. “Ned” Gray, CFA
Senior Vice President, Chief Investment Officer — Global and International Value Equity

Ned Gray manages the Global and International Value Equity strategies and has worked with the investment team for more than 20 years. Prior to joining Delaware Investments in June 2005 in his current position, Gray worked with the team as a portfolio manager at Arborway Capital and Thomas Weisel Partners. At ValueQuest/TA, which he joined in 1987, Gray was a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

Paul A. Matlack, CFA
Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist

Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

John P. McCarthy, CFA
Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

John P. McCarthy is a senior research analyst on the firm’s taxable fixed income team, responsible for industrials, autos, auto parts, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

About the organization

This semiannual report is for the information of Delaware Enhanced Global Dividend and Income Fund shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of Directors	Affiliated officers

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

Joseph W. Chow†
Former Executive Vice President
State Street Corporation
Brookline, MA

John A. Fry†
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Frances A. Sevilla-Sacasa†
Chief Executive Officer
Banco Itaú Europa
International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans†
Former Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Senior Vice President, Deputy General
Counsel, and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Executive Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; (ii) on the Fund’s website at delawareinvestments.com; and (iii) on the SEC’s website at sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7094

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer
agent
Computershare Shareowner Services LLC
480 Washington Blvd.
Jersey City, NJ 07310
866 437-0252

Website
delawareinvestments.com

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options
Delaware Enhanced Global Dividend and Income Fund offers an automatic dividend reinvestment program. If you would like to change your reinvestment option, and shares are registered in your name, contact Computershare Shareowner Services LLC at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics

Not applicable.

	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

	(3)	Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE ENHANCED GLOBAL DIVIDEND AND INCOME FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 2, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 2, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 2, 2013